Summary of Significant Accounting Policies (Details) - Schedule of components of revenue - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of components of revenue [Line Items]
Total	$ 2,989,559	$ 969,326	$ 5,225,524	$ 1,272,069
Cost plus fixed fee [Member]
Summary of Significant Accounting Policies (Details) - Schedule of components of revenue [Line Items]
Total	2,212,061	969,326	3,635,320	1,272,069
Firm fixed-price [Member]
Summary of Significant Accounting Policies (Details) - Schedule of components of revenue [Line Items]
Total	399,165		833,537
Firm fixed-price-vehicle lease [Member]
Summary of Significant Accounting Policies (Details) - Schedule of components of revenue [Line Items]
Total	$ 378,333		$ 756,667